CONVERTIBLE DEBENTURES (Details) - Issuance Cost Allocation (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2014	Oct. 31, 2013
CONVERTIBLE DEBENTURES (Details) - Issuance Cost Allocation [Line Items]
Allocated issuance costs	$ 19,156	$ 83,760
Convertible Debenture Warrant [Member] | Charged To Additional Paid In Capital [Member] | Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) - Issuance Cost Allocation [Line Items]
Allocated issuance costs		10,194
Expensed As Incurred [Member] | Convertible Debenture Due November 2016 [Member] | Embeded Derivatives Conversion Features [Member]
CONVERTIBLE DEBENTURES (Details) - Issuance Cost Allocation [Line Items]
Allocated issuance costs	8,593	55,999
Recorded As Deferred Issuance Costs And Amortized Under The Interest Method Over The Term Of The 8 Convertible Debenture [Member] | Convertible Debenture Due November 2016 [Member]
CONVERTIBLE DEBENTURES (Details) - Issuance Cost Allocation [Line Items]
Allocated issuance costs	$ 7,739	$ 17,567